INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 622,849	$ 597,712
Offsetting presentation	(521,345)	(524,303)
Net Effect	101,504	73,409	$ 88,567
Liabilities provisions [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	11,973	11,125
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	26,018	23,063
Property, plant and equipment [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	122,533	89,655
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,260	5,672
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	84,304	70,760
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	240,892	252,202
Biological Asset [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	4,806
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	20,252	27,374
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	41,364	35,889
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,709	3,160
Intangible revaluation difference [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	397	215
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 65,147	$ 73,791